Notes to the Profit or Loss Statement - Summary of Income Taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Corporate tax rate	15.00%
Solidarity surcharge	5.50%
Effective trade tax rate	10.85%
Expected Tax Rate	26.675%	26.675%	26.675%
Federal corporate income tax rate	21.00%
State income tax rate	4.56%
Percentage Of Income Taxable	25.56%
Actual Income Tax	€ 76,590,860	€ 75,398,566	€ 3,506,419
Deferred tax income from temporary differences	34,800,000
Deferred tax income capitalized	€ 40,600,000